CONSOLIDATED STATEMENTS OF STOCKHOLDERS (DEFICIT) EQUITY (USD $) In Millions, unless otherwise specified	Total		Common Stock [Member]	Additional Paid-In Capital [Member]	Earnings Reinvested In The Business [Member]	Accumulated Other Comprehensive Losses [Member]	Cost of Repurchased Stock [Member]	Noncontrolling Interests [Member]
Beginning balance at Dec. 31, 2010	$ 3,933		$ 0	$ 1,225	$ 18,133	$ (1,140)	$ (14,712)	$ 427
Increase (Decrease) in Stockholders' (Deficit) Equity [Roll Forward]
Net earnings	8,782	[1]			8,591			191	[1]
Other comprehensive earnings (losses), net of income taxes	(1,777)	[1]				(1,723)		(54)	[1]
Issuance of stock awards and exercise of stock options	224			12			212
Dividends declared	(4,967)				(4,967)
Payments to noncontrolling interests	(241)							(241)
Purchase of subsidiary shares from noncontrolling interests	(3)			(2)				(1)
Common stock repurchased	(5,400)						(5,400)
Ending balance at Dec. 31, 2011	551		0	1,235	21,757	(2,863)	(19,900)	322
Increase (Decrease) in Stockholders' (Deficit) Equity [Roll Forward]
Net earnings	8,983	[1]			8,800			183	[1]
Other comprehensive earnings (losses), net of income taxes	(714)	[1]				(741)		27	[1]
Issuance of stock awards and exercise of stock options	218			100			118
Dividends declared	(5,481)				(5,481)
Payments to noncontrolling interests	(209)							(209)
Purchase of subsidiary shares from noncontrolling interests	(2)			(1)				(1)
Common stock repurchased	(6,500)						(6,500)
Ending balance at Dec. 31, 2012	(3,154)		0	1,334	25,076	(3,604)	(26,282)	322
Increase (Decrease) in Stockholders' (Deficit) Equity [Roll Forward]
Net earnings	8,751	[1]			8,576			175	[1]
Other comprehensive earnings (losses), net of income taxes	(564)	[1]				(535)		(29)	[1]
Issuance of stock awards and exercise of stock options	201			61			140
Dividends declared	(5,809)				(5,809)
Payments to noncontrolling interests	(210)							(210)
Purchase of subsidiary shares from noncontrolling interests	(764)			(672)		(51)		(41)
Transfer of redeemable noncontrolling interest	1,275							1,275
Common stock repurchased	(6,000)						(6,000)
Ending balance at Dec. 31, 2013	$ (6,274)		$ 0	$ 723	$ 27,843	$ (4,190)	$ (32,142)	$ 1,492

[1]	Net earnings attributable to noncontrolling interests exclude $99 million of earnings related to the redeemable noncontrolling interest, which were originally reported outside of the equity section and are included in the redeemable noncontrolling interest amount transferred to equity during 2013. Other comprehensive losses, net of income taxes, also exclude $33 million of net currency translation adjustment losses and a $2 million reduction of net loss and prior service costs related to the redeemable noncontrolling interest prior to the date of transfer. Net earnings attributable to noncontrolling interests exclude $171 million of earnings related to the redeemable noncontrolling interest, which is reported outside of the equity section in the consolidated balance sheet at December 31, 2012. Other comprehensive earnings (losses), net of income taxes, also exclude $25 million of net currency translation adjustment gains and $2 million of net loss and prior service cost losses related to the redeemable noncontrolling interest at December 31, 2012. Net earnings attributable to noncontrolling interests exclude $97 million of earnings related to the redeemable noncontrolling interest, which is reported outside the equity section in the consolidated balance sheet at December 31, 2011. Other comprehensive losses, net of income taxes, also exclude less than $1 million of net currency translation adjustment losses related to the redeemable noncontrolling interest at December 31, 2011.